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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: June 30, 2001
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ]  is a restatement.
                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                 Kenneth Lipper
      Address:              101 Park Avenue, 6th Floor
                            New York, New York 10178
      Form 13F File Number: 28-6106

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:  Kenneth Lipper
      Phone: (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Kenneth Lipper      New York, New York                 August 14, 2001

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

--------------------------------------------------------------------------------
                                                                        Page 1

                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:        5

Form 13F Information Table Entry Total:    220

Form 13F Information Table Value Total:   $117,037 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Mangers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.       Form 13F File Number    Name
             1             28-6547            Jerome Services Corp. LDC
             2             28-6112            Lipper & Company, Inc.
             3             28-6114            Lipper & Company, L.P.
             4             28-6108            Lipper Convertibles, L.P.
             5             28-6802            Lipper Holdings, LLC


ATTACHMENT

Kenneth Lipper ("K. Lipper") owns a majority of the shares of Lipper & Company, Inc. ("Lipper Inc."), a Delaware corporation, and a majority of the member interests of Lipper Holdings, LLC ("Lipper Holdings"), a Delaware limited liability company. Lipper Inc. is the general partner of Lipper & Company, L.P. ("Lipper L.P."), a Delaware limited partnership, and the manager of Lipper Holdings. Lipper L.P. is the investment manager of a number of limited partnerships. Lipper Holdings is the general partner of a number of limited partnerships, some of which are or may be deemed to be "institutional investment managers" for the purposes of the reporting requirements under Section 13(f) of the Act, including Lipper Convertibles, L.P. ("Lipper Convertibles"). K. Lipper is the majority shareholder of Jerome Service Corp. LDC ("Jerome Services"), a Cayman Islands limited duration company, which is the general partner of a number of limited partnerships. K. Lipper, by virtue of his relationship to the aforementioned entities, may be deemed to exercise investment discretion with respect to the Section 13(f) securities held directly and indirectly by such entities, but K. Lipper disclaims investment discretion with respect to such
Section 13(f) securities for all other purposes. To the extent that K. Lipper's interest in the aforementioned entities may nevertheless give rise to a Form 13F filing obligation for K. Lipper, the information required by Form 13F is reported herein on behalf of certain entities which are themselves institutional investment managers subject to Section 13(f) of the Act. In that regard, the
Section 13(f) securities positions of Jerome Services, Lipper Inc., Lipper L.P., Lipper Convertibles and Lipper Holdings are included in this Form 13F-HR report by K. Lipper on behalf of himself and each such entity.

--------------------------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE

            COL. 1                  COL. 2         COL. 3         COL. 4      COL. 5       COL. 6      COL. 7             COL. 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                   VAL     SHARES OR  INVESTMENT    OTHER        ------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO.       (X$1000)    PRN AMT   DISCRETION   MANAGERS      SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd                              Com        G0070K 10 3           23        600   Shared-Def   2,3             600
Ace Ltd                              Com        G0070K 10 3          410     10,500   Shared-Def                10,500
Ace Ltd                              Com        G0070K 10 3          160      4,100   Shared-Def   1,2,3         4,100
Ace Ltd                              Com        G0070K 10 3          301      7,700   Shared-Def   2,3,5         7,700
AOL Time Warner Inc                  Com        00184A 10 5          334      6,300   Shared-Def   2,3           6,300
AOL Time Warner Inc                  Com        00184A 10 5          477      9,000   Shared-Def                 9,000
AOL Time Warner Inc                  Com        00184A 10 5          186      3,500   Shared-Def   1,2,3         3,500
AOL Time Warner Inc                  Com        00184A 10 5          345      6,500   Shared-Def   2,3,5         6,500
Abbott Labs                          Com        002824 10 0          168      3,500   Shared-Def   2,3           3,500
Abbott Labs                          Com        002824 10 0          475      9,900   Shared-Def                 9,900
Abbott Labs                          Com        002824 10 0          187      3,900   Shared-Def   1,2,3         3,900
Abbott Labs                          Com        002824 10 0          317      6,600   Shared-Def   2,3,5         6,600
Affymetrix Inc                       Com        00826T 10 8          551     25,000   Shared-Def   2,3          25,000
American Intl Group Inc              Com        026874 10 7          375      4,363   Shared-Def   2,3           4,363
American Intl Group Inc              Com        026874 10 7          611      7,100   Shared-Def                 7,100
American Intl Group Inc              Com        026874 10 7          241      2,800   Shared-Def   1,2,3         2,800
American Intl Group Inc              Com        026874 10 7          378      4,400   Shared-Def   2,3,5         4,400
Analog Devices Inc              4.75% Conv '05  032654 AD 7        2,313  2,500,000   Shared-Def   2,3,5
Analog Devices Inc              4.75% Conv '05  032654 AD 7        2,891  3,125,000   Shared-Def   2,3
Analog Devices Inc              4.75% Conv '05  032654 AD 7        3,931  4,250,000   Shared-Def
Analog Devices Inc              4.75% Conv '05  032654 AD 7          116    125,000   Shared-Def   1,2,3
Applied Matls Inc                    Com        038222 10 5          162      3,300   Shared-Def                 3,300
Applied Matls Inc                    Com        038222 10 5           64      1,300   Shared-Def   1,2,3         1,300
Applied Matls Inc                    Com        038222 10 5          103      2,100   Shared-Def   2,3,5         2,100
Bank New York Inc                    Com        064057 10 2          216      4,500   Shared-Def   2,3           4,500
Bank New York Inc                    Com        064057 10 2          763     15,900   Shared-Def                15,900
Bank New York Inc                    Com        064057 10 2          298      6,200   Shared-Def   1,2,3         6,200
Bank New York Inc                    Com        064057 10 2          485     10,100   Shared-Def   2,3,5        10,100
Bed Bath & Beyond Inc                Com        075896 10 0          209      6,700   Shared-Def   2,3           6,700
Bed Bath & Beyond Inc                Com        075896 10 0          321     10,300   Shared-Def                10,300
Bed Bath & Beyond Inc                Com        075896 10 0          125      4,000   Shared-Def   1,2,3         4,000
Bed Bath & Beyond Inc                Com        075896 10 0          231      7,400   Shared-Def   2,3,5         7,400
CVS Corp                             Com        126650 10 0          201      5,200   Shared-Def   2,3           5,200
CVS Corp                             Com        126650 10 0          803     20,800   Shared-Def                20,800
CVS Corp                             Com        126650 10 0          317      8,200   Shared-Def   1,2,3         8,200
CVS Corp                             Com        126650 10 0          510     13,200   Shared-Def   2,3,5        13,200
Cisco Sys Inc                        Com        17275R 10 2           55      3,048   Shared-Def   2,3           3,048
Cisco Sys Inc                        Com        17275R 10 2          193     10,600   Shared-Def                10,600
Cisco Sys Inc                        Com        17275R 10 2           76      4,200   Shared-Def   1,2,3         4,200
Cisco Sys Inc                        Com        17275R 10 2          171      9,400   Shared-Def   2,3,5         9,400
Citigroup Inc                        Com        172967 10 1          262      4,952   Shared-Def   2,3           4,952
Citigroup Inc                        Com        172967 10 1          840     15,900   Shared-Def                15,900
Citigroup Inc                        Com        172967 10 1          328      6,200   Shared-Def   1,2,3         6,200
Citigroup Inc                        Com        172967 10 1          539     10,200   Shared-Def   2,3,5        10,200
Colgate Palmolive Co                 Com        194162 10 3          153      2,600   Shared-Def   2,3           2,600
Colgate Palmolive Co                 Com        194162 10 3          549      9,300   Shared-Def                 9,300
Colgate Palmolive Co                 Com        194162 10 3          218      3,700   Shared-Def   1,2,3         3,700
Colgate Palmolive Co                 Com        194162 10 3          336      5,700   Shared-Def   2,3,5         5,700
Commscope Inc                   4.% Conv '06    203372 AB 3        2,086  2,425,000   Shared-Def   2,3,5
Commscope Inc                   4.% Conv '06    203372 AB 3          989  1,150,000   Shared-Def   2,3
Commscope Inc                   4.% Conv '06    203372 AB 3          860  1,000,000   Shared-Def
Commscope Inc                   4.% Conv '06    203372 AB 3          323    375,000   Shared-Def   1,2,3
Constellation Energy Group Inc       Com        210371 10 0           98      2,300   Shared-Def   2,3           2,300
Constellation Energy Group Inc       Com        210371 10 0          588     13,800   Shared-Def                13,800
Constellation Energy Group Inc       Com        210371 10 0          230      5,400   Shared-Def   1,2,3         5,400
Constellation Energy Group Inc       Com        210371 10 0          379      8,900   Shared-Def   2,3,5         8,900
Dominion Res Inc Va New              Com        25746U 10 9          162      2,700   Shared-Def   2,3           2,700
Dominion Res Inc Va New              Com        25746U 10 9          649     10,800   Shared-Def                10,800
Dominion Res Inc Va New              Com        25746U 10 9          253      4,200   Shared-Def   1,2,3         4,200
Dominion Res Inc Va New              Com        25746U 10 9          403      6,700   Shared-Def   2,3,5         6,700
Duke Energy Corp                     Com        264399 10 6          226      5,800   Shared-Def   2,3           5,800
Duke Energy Corp                     Com        264399 10 6          546     14,000   Shared-Def                14,000
Duke Energy Corp                     Com        264399 10 6          215      5,500   Shared-Def   1,2,3         5,500
Duke Energy Corp                     Com        264399 10 6          339      8,700   Shared-Def   2,3,5         8,700
Elan PLC                             Com        284131 20 8           24        400   Shared-Def   2,3             400
Elan PLC                             Com        284131 20 8          427      7,006   Shared-Def                 7,006
Elan PLC                             Com        284131 20 8          166      2,729   Shared-Def   1,2,3         2,729
Elan PLC                             Com        284131 20 8          275      4,506   Shared-Def   2,3,5         4,506
Electronic Data Sys New              Com        285661 10 4          131      2,100   Shared-Def   2,3           2,100
Electronic Data Sys New              Com        285661 10 4          763     12,200   Shared-Def                12,200
Electronic Data Sys New              Com        285661 10 4          300      4,800   Shared-Def   1,2,3         4,800
Electronic Data Sys New              Com        285661 10 4          500      8,000   Shared-Def   2,3,5         8,000
Exxon Mobil Corp                     Com        30231G 10 2           16        180   Shared-Def   2,3             180
Exxon Mobil Corp                     Com        30231G 10 2          280      3,200   Shared-Def                 3,200
Exxon Mobil Corp                     Com        30231G 10 2          114      1,300   Shared-Def   1,2,3         1,300
Exxon Mobil Corp                     Com        30231G 10 2          218      2,500   Shared-Def   2,3,5         2,500
Federal Home Ln Mtg Corp             Com        313400 30 1          126      1,800   Shared-Def   2,3           1,800
Federal Home Ln Mtg Corp             Com        313400 30 1          700     10,000   Shared-Def                10,000
Federal Home Ln Mtg Corp             Com        313400 30 1          273      3,900   Shared-Def   1,2,3         3,900
Federal Home Ln Mtg Corp             Com        313400 30 1          441      6,300   Shared-Def   2,3,5         6,300
First Data Corp                      Com        319963 10 4          129      2,000   Shared-Def   2,3           2,000
First Data Corp                      Com        319963 10 4          824     12,800   Shared-Def                12,800
First Data Corp                      Com        319963 10 4          322      5,000   Shared-Def   1,2,3         5,000
First Data Corp                      Com        319963 10 4          528      8,200   Shared-Def   2,3,5         8,200
Flextronics Intl Ltd                 Com        Y2573F 10 2          339      13000   Shared-Def                 13000
Flextronics Intl Ltd                 Com        Y2573F 10 2          133       5100   Shared-Def   1,2,3          5100
Flextronics Intl Ltd                 Com        Y2573F 10 2          214      8,200   Shared-Def   2,3,5         8,200
General Dynamics Corp                Com        369550 10 8           23        300   Shared-Def   2,3             300
General Dynamics Corp                Com        369550 10 8          467      6,000   Shared-Def                 6,000
General Dynamics Corp                Com        369550 10 8          187      2,400   Shared-Def   1,2,3         2,400
General Dynamics Corp                Com        369550 10 8          265      3,400   Shared-Def   2,3,5         3,400
General Mls Inc                      Com        370334 10 4           18        400   Shared-Def   2,3             400
General Mls Inc                      Com        370334 10 4          280      6,400   Shared-Def                 6,400
General Mls Inc                      Com        370334 10 4          109      2,500   Shared-Def   1,2,3         2,500
General Mls Inc                      Com        370334 10 4          184      4,200   Shared-Def   2,3,5         4,200
HealthSouth Corp               3.25% Conv '03   421924 AF 8        3,023  3,250,000   Shared-Def   2,3,5
HealthSouth Corp               3.25% Conv '03   421924 AF 8        3,813  4,100,000   Shared-Def   2,3
HealthSouth Corp               3.25% Conv '03   421924 AF 8        4,185  4,500,000   Shared-Def
HealthSouth Corp               3.25% Conv '03   421924 AF 8          140    150,000   Shared-Def   1,2,3
Hilton Hotels Corp               5% Conv '06    432848 AL 3        1,460  1,625,000   Shared-Def   2,3,5
Hilton Hotels Corp               5% Conv '06    432848 AL 3        1,685  1,875,000   Shared-Def   2,3
Hilton Hotels Corp               5% Conv '06    432848 AL 3        1,348  1,500,000   Shared-Def
Home Depot Inc                       Com        437076 10 2          247      5,300   Shared-Def   2,3           5,300
Home Depot Inc                       Com        437076 10 2          233      5,000   Shared-Def                 5,000
Home Depot Inc                       Com        437076 10 2           93      2,000   Shared-Def   1,2,3         2,000
Home Depot Inc                       Com        437076 10 2          196      4,200   Shared-Def   2,3,5         4,200

            COL. 1                  COL. 2         COL. 3         COL. 4      COL. 5       COL. 6      COL. 7             COL. 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                              FAIR MARKET                                         VOTING AUTHORITY
                                                                   VAL     SHARES OR  INVESTMENT    OTHER        ------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO.       (X$1000)    PRN AMT   DISCRETION   MANAGERS      SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                   Com        438516 10 6        1,750     50,000   Shared-Def   2,3          50,000
Hot Topic Inc                        Com        441339 10 8          149      4,800   Shared-Def   2,3           4,800
Hot Topic Inc                        Com        441339 10 8          709     22,800   Shared-Def                22,800
Hot Topic Inc                        Com        441339 10 8          280      9,000   Shared-Def   1,2,3         9,000
Hot Topic Inc                        Com        441339 10 8          451     14,500   Shared-Def   2,3,5        14,500
Household Intl Inc                   Com        441815 10 7          600      9,000   Shared-Def                 9,000
Household Intl Inc                   Com        441815 10 7          233      3,500   Shared-Def   1,2,3         3,500
Household Intl Inc                   Com        441815 10 7          380      5,700   Shared-Def   2,3,5         5,700
International Business Machs         Com        459200 10 1           28        250   Shared-Def   2,3             250
International Business Machs         Com        459200 10 1          588      5,200   Shared-Def                 5,200
International Business Machs         Com        459200 10 1          226      2,000   Shared-Def   1,2,3         2,000
International Business Machs         Com        459200 10 1          373      3,300   Shared-Def   2,3,5         3,300
JDS Uniphase Corp                    Com        46612J 10 1           59      4,700   Shared-Def   2,3           4,700
JDS Uniphase Corp                    Com        46612J 10 1          334     26,700   Shared-Def                26,700
JDS Uniphase Corp                    Com        46612J 10 1          131     10,500   Shared-Def   1,2,3        10,500
JDS Uniphase Corp                    Com        46612J 10 1          216     17,300   Shared-Def   2,3,5        17,300
Johnson & Johnson                    Com        478160 10 4          286      5,714   Shared-Def   2,3           5,714
Johnson & Johnson                    Com        478160 10 4          722     14,446   Shared-Def                14,446
Johnson & Johnson                    Com        478160 10 4          284      5,672   Shared-Def   1,2,3         5,672
Johnson & Johnson                    Com        478160 10 4          463      9,262   Shared-Def   2,3,5         9,262
Juniper Networks Inc                 Com        48203R 10 4           65      2,100   Shared-Def   2,3           2,100
Juniper Networks Inc                 Com        48203R 10 4          274      8,800   Shared-Def                 8,800
Juniper Networks Inc                 Com        48203R 10 4          109      3,500   Shared-Def   1,2,3         3,500
Juniper Networks Inc                 Com        48203R 10 4          149      4,800   Shared-Def   2,3,5         4,800
Kohls Corp                           Com        500255 10 4          194      3,100   Shared-Def   2,3           3,100
Kohls Corp                           Com        500255 10 4          496      7,900   Shared-Def                 7,900
Kohls Corp                           Com        500255 10 4          194      3,100   Shared-Def   1,2,3         3,100
Kohls Corp                           Com        500255 10 4          307      4,900   Shared-Def   2,3,5         4,900
LSI Logic Corp                   4% Conv '05    502161 AE 2        2,214  2,675,000   Shared-Def   2,3,5
LSI Logic Corp                   4% Conv '05    502161 AE 2        1,179  1,425,000   Shared-Def   2,3
LSI Logic Corp                   4% Conv '05    502161 AE 2        3,972  4,800,000   Shared-Def
LSI Logic Corp                   4% Conv '05    502161 AE 2          310    375,000   Shared-Def   1,2,3
Lauder Estee Cos Inc                 Com        518439 10 4          209      4,840   Shared-Def   2,3           4,840
Lauder Estee Cos Inc                 Com        518439 10 4          754     17,500   Shared-Def                17,500
Lauder Estee Cos Inc                 Com        518439 10 4          297      6,900   Shared-Def   1,2,3         6,900
Lauder Estee Cos Inc                 Com        518439 10 4          487     11,300   Shared-Def   2,3,5        11,300
Louis Dreyfus Nat Gas Corp           Com        546011 10 7          118      3,400   Shared-Def   2,3           3,400
Louis Dreyfus Nat Gas Corp           Com        546011 10 7          530     15,200   Shared-Def                15,200
Louis Dreyfus Nat Gas Corp           Com        546011 10 7          209      6,000   Shared-Def   1,2,3         6,000
Louis Dreyfus Nat Gas Corp           Com        546011 10 7          328      9,400   Shared-Def   2,3,5         9,400
MGIC Invt Corp Wis                   Com        552848 10 3           29        400   Shared-Def   2,3             400
MGIC Invt Corp Wis                   Com        552848 10 3          581      8,000   Shared-Def                 8,000
MGIC Invt Corp Wis                   Com        552848 10 3          225      3,100   Shared-Def   1,2,3         3,100
MGIC Invt Corp Wis                   Com        552848 10 3          341      4,700   Shared-Def   2,3,5         4,700
Merck & Co Inc                       Com        589331 10 7          153      2,400   Shared-Def   2,3           2,400
Merck & Co Inc                       Com        589331 10 7          543      8,500   Shared-Def                 8,500
Merck & Co Inc                       Com        589331 10 7          211      3,300   Shared-Def   1,2,3         3,300
Merck & Co Inc                       Com        589331 10 7          345      5,400   Shared-Def   2,3,5         5,400
Millennium Pharmaceuticals Inc       Com        599902 10 3          890     25,000   Shared-Def   2,3          25,000
Omnicare Inc                     5% Conv '07    681904 AD 0        3,825  4,250,000   Shared-Def   2,3,5
Omnicare Inc                     5% Conv '07    681904 AD 0        4,568  5,075,000   Shared-Def   2,3
Omnicare Inc                     5% Conv '07    681904 AD 0        5,760  6,400,000   Shared-Def
Omnicare Inc                     5% Conv '07    681904 AD 0          248    275,000   Shared-Def   1,2,3
Patterson Dental Co                  Com        703412 10 6           15        500   Shared-Def   2,3             500
Patterson Dental Co                  Com        703412 10 6          234      7,800   Shared-Def                 7,800
Patterson Dental Co                  Com        703412 10 6           93      3,100   Shared-Def   1,2,3         3,100
Patterson Dental Co                  Com        703412 10 6          171      5,700   Shared-Def   2,3,5         5,700
Paychex Inc                          Com        704326 10 7           12        300   Shared-Def   2,3             300
Paychex Inc                          Com        704326 10 7          320      8,000   Shared-Def                 8,000
Paychex Inc                          Com        704326 10 7          124      3,100   Shared-Def   1,2,3         3,100
Paychex Inc                          Com        704326 10 7          200      5,000   Shared-Def   2,3,5         5,000
Pfizer Inc                           Com        717081 10 3          173      4,310   Shared-Def   2,3           4,310
Pfizer Inc                           Com        717081 10 3          593     14,800   Shared-Def                14,800
Pfizer Inc                           Com        717081 10 3          232      5,800   Shared-Def   1,2,3         5,800
Pfizer Inc                           Com        717081 10 3          376      9,400   Shared-Def   2,3,5         9,400
Pharmacia Corp                       Com        71713U 10 2          161      3,500   Shared-Def   2,3           3,500
Pharmacia Corp                       Com        71713U 10 2          763     16,600   Shared-Def                16,600
Pharmacia Corp                       Com        71713U 10 2          299      6,500   Shared-Def   1,2,3         6,500
Pharmacia Corp                       Com        71713U 10 2          496     10,800   Shared-Def   2,3,5        10,800
SBC Communications Inc               Com        78387G 10 3          108      2,700   Shared-Def   2,3           2,700
SBC Communications Inc               Com        78387G 10 3          481     12,000   Shared-Def                12,000
SBC Communications Inc               Com        78387G 10 3          188      4,700   Shared-Def   1,2,3         4,700
SBC Communications Inc               Com        78387G 10 3          312      7,800   Shared-Def   2,3,5         7,800
Safeway Inc                          Com        786514 20 8          571     11,900   Shared-Def                11,900
Safeway Inc                          Com        786514 20 8          226      4,700   Shared-Def   1,2,3         4,700
Safeway Inc                          Com        786514 20 8          370      7,700   Shared-Def   2,3,5         7,700
Southwest Bancorporation Tex         Com        84476R 10 9           15        500   Shared-Def   2,3             500
Southwest Bancorporation Tex         Com        84476R 10 9          604     20,000   Shared-Def                20,000
Southwest Bancorporation Tex         Com        84476R 10 9          239      7,900   Shared-Def   1,2,3         7,900
Southwest Bancorporation Tex         Com        84476R 10 9          332     11,000   Shared-Def   2,3,5        11,000
Speedway Motorsports Inc      5.75% Conv '03    847788 AC 0        1,020  1,000,000   Shared-Def   2,3,5
Steinway Musical Instrs Inc          Com        858495 10 4          363     20,575   Shared-Def   2,3,5        20,575
Tower Automotive Inc             5% Conv '04    891707 AE 1          934  1,125,000   Shared-Def   2,3,5
Tower Automotive Inc             5% Conv '04    891707 AE 1        1,868  2,250,000   Shared-Def   2,3
Tower Automotive Inc             5% Conv '04    891707 AE 1        1,245  1,500,000   Shared-Def
Tower Automotive Inc             5% Conv '04    891707 AE 1          104    125,000   Shared-Def   1,2,3
Transocean Sedco Forex Inc           Com        G90078 10 9           74      1,800   Shared-Def   2,3           1,800
Transocean Sedco Forex Inc           Com        G90078 10 9          507     12,300   Shared-Def                12,300
Transocean Sedco Forex Inc           Com        G90078 10 9          198      4,800   Shared-Def   1,2,3         4,800
Transocean Sedco Forex Inc           Com        G90078 10 9          326      7,900   Shared-Def   2,3,5         7,900
Tyco Intl Ltd New                    Com        902124 10 6          242      4,440   Shared-Def   2,3           4,440
Tyco Intl Ltd New                    Com        902124 10 6          714     13,100   Shared-Def                13,100
Tyco Intl Ltd New                    Com        902124 10 6          278      5,100   Shared-Def   1,2,3         5,100
Tyco Intl Ltd New                    Com        902124 10 6          441      8,100   Shared-Def   2,3,5         8,100
Union Pac Corp                       Com        907818 10 8          549     10,000   Shared-Def                10,000
Union Pac Corp                       Com        907818 10 8          214      3,900   Shared-Def   1,2,3         3,900
Union Pac Corp                       Com        907818 10 8          329      6,000   Shared-Def   2,3,5         6,000
United Technologies Corp             Com        913017 10 9          256      3,500   Shared-Def                 3,500
United Technologies Corp             Com        913017 10 9          103      1,400   Shared-Def   1,2,3         1,400
United Technologies Corp             Com        913017 10 9          147      2,000   Shared-Def   2,3,5         2,000
Veritas Software Co                  Com        923436 10 9          120      1,800   Shared-Def   2,3           1,800
Veritas Software Co                  Com        923436 10 9          572      8,600   Shared-Def                 8,600
Veritas Software Co                  Com        923436 10 9          226      3,400   Shared-Def   1,2,3         3,400
Veritas Software Co                  Com        923436 10 9          373      5,600   Shared-Def   2,3,5         5,600
Wal Mart Stores Inc                  Com        931142 10 3           83      1,700   Shared-Def   2,3           1,700
Wal Mart Stores Inc                  Com        931142 10 3          459      9,400   Shared-Def                 9,400
Wal Mart Stores Inc                  Com        931142 10 3          181      3,700   Shared-Def   1,2,3         3,700
Wal Mart Stores Inc                  Com        931142 10 3          278      5,700   Shared-Def   2,3,5         5,700
Washington Mut Inc                   Com        939322 10 3          146      3,900   Shared-Def   2,3           3,900
Washington Mut Inc                   Com        939322 10 3          779     20,750   Shared-Def                20,750
Washington Mut Inc                   Com        939322 10 3          308      8,200   Shared-Def   1,2,3         8,200
Washington Mut Inc                   Com        939322 10 3          499     13,300   Shared-Def   2,3,5        13,300
Waste Mgmt Inc Del               4% Conv '02    94106L AA 7           95     96,000   Shared-Def   2,3,5
Waste Mgmt Inc Del               4% Conv '02    94106L AA 7           59     60,000   Shared-Def   2,3